Exchange Rate Differences on Gold and Foreign Currency	12 Months Ended
Dec. 31, 2021
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Exchange Rate Differences on Gold and Foreign Currency
NOTE 33. EXCHANGE RATE DIFFERENCES ON GOLD AND FOREIGN CURRENCY

The account breaks down as follows as of the indicated dates:

Arising from:	12.31.21	12.31.20	12.31.19
For Purchase sale of foreign currency	2,066,195	7,699,878	25,983,226
For Valuation of Assets and Liabilities in Foreign Currency	2,428,524	2,937,654	(8,124,640)

Total	4,494,719	10,637,532	17,858,586